As filed with the Securities and Exchange Commission on June 16, 2017

Registration No. 811-01136
Registration No. 002-19458

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No.	229	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	229	☒
(Check appropriate box or boxes)
GUGGENHEIM FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)
805 KING FARM BOULEVARD, SUITE 600, ROCKVILLE, MARYLAND 20850
(Address of Principal Executive Offices/Zip Code)
Registrant’s Telephone Number, including area code:
(301) 296-5100

Copies To:
Donald C. Cacciapaglia, Chief Executive Officer and President 805 King Farm Boulevard Suite 600 Rockville, MD 20850	Amy J. Lee, Chief Legal Officer 805 King Farm Boulevard Suite 600 Rockville, MD 20850	Julien Bourgeois Dechert LLP 1900 K Street, NW Washington, DC 20006
(Name and address of Agent for Service)
Approximate date of public offering: July 10, 2017
It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on July 10, 2017 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on _____________ pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on _____________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

Post-Effective Amendment No. 208 (the “Amendment”) to the Registration Statement of Guggenheim Funds Trust (the “Registrant”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on November 29, 2016 for the purpose of registering a new share class of the Registrant, Class T shares for certain series of the Registrant. This Post-Effective Amendment No. 229 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating July 10, 2017 as the new date upon which the Amendment shall become effective. The effectiveness of the Amendment was previously delayed pursuant to Post-Effective Amendment No. 212, as filed January 27, 2017; pursuant to Post-Effective Amendment No. 218, as filed February 23, 2017; pursuant to Post-Effective Amendment No. 219, as filed March 17, 2017; pursuant to Post-Effective Amendment No. 221, as filed April 3, 2017; pursuant to Post-Effective Amendment No. 225, as filed May 3, 2017; and pursuant to Post-Effective Amendment No. 227, as filed June 1, 2017. This Post-Effective Amendment No. 229 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 229 under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 229 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, and State of Maryland on the 16th day of June 2017.

GUGGENHEIM FUNDS TRUST (Registrant)
By:	/s/ DONALD C. CACCIAPAGLIA
Donald C. Cacciapaglia, Chief Executive Officer and President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 16th day of June 2017.

Jerry B. Farley
Trustee

Donald A. Chubb, Jr.
Trustee

Maynard F. Oliverius
Trustee

Randall C. Barnes
Trustee

Roman Friedrich III
Trustee

Robert B. Karn III
Trustee

Ronald A. Nyberg
Trustee

Ronald E. Toupin, Jr.
Trustee
GUGGENHEIM FUNDS TRUST
By:	/s/ AMY J. LEE
Amy J. Lee, Chief Legal Officer, Vice President and Attorney-In-Fact for the Trustees Whose Names Appear Opposite
By:	/s/ JOHN L. SULLIVAN
John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer
By:	/s/ DONALD C. CACCIAPAGLIA
Donald C. Cacciapaglia, Chief Executive Officer, President and Trustee